Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Mar. 31, 2015 CNY (¥)
Current assets
Cash and cash equivalents	$ 420,382	¥ 2,671,772	¥ 2,436,655
Trading securities	1,237	7,861	7,708
Accounts receivable, less allowance for doubtful accounts (March 31, 2015: RMB28,624; September 30, 2015: RMB33,073 (US$5,204))	19,664	124,978	120,762
Inventories	4,583	29,126	23,803
Prepaid expenses and other receivables	2,797	17,773	19,508
Debt issuance costs	588	3,737	3,592
Deferred tax assets	1,868	11,874	10,270
Total current assets	451,119	2,867,121	2,622,298
Property, plant and equipment, net	92,841	590,061	603,167
Non-current deposits	33,923	215,601	207,258
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2015: RMB55,211; September 30, 2015: RMB56,422 (US$8,878))	28,677	182,265	194,238
Inventories	9,657	61,375	58,224
Intangible assets, net	17,877	113,618	115,928
Available-for-sale equity securities	22,974	146,016	122,416
Other investment	29,758	189,129	189,129
Debt issuance costs	394	2,507	4,210
Deferred tax assets	348	2,212	2,618
Total assets	687,568	4,369,905	4,119,486
Current liabilities
Bank loan			60,000
Accounts payable	2,515	15,987	12,673
Accrued expenses and other payables	9,826	62,447	87,381
Deferred revenue	38,995	247,837	220,140
Amounts due to related parties	7,148	45,428	20,802
Income tax payable	1,851	11,765	10,081
Deferred tax liabilities	1,841	11,700	9,100
Total current liabilities	62,176	395,164	420,177
Convertible notes	137,388	873,181	815,851
Non-current deferred revenue	192,517	1,223,559	1,099,399
Other non-current liabilities	37,432	237,905	215,585
Deferred tax liabilities	3,832	24,356	25,261
Total liabilities	433,345	2,754,165	2,576,273
Shareholders' equity of China Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and 73,003,248 shares outstanding as of March 31 and September 30, 2015, respectively	8	50	50
Additional paid-in capital	132,737	843,626	814,678
Treasury stock, at cost (March 31 and September 30, 2015: 136,899 shares, respectively)	(443)	(2,815)	(2,815)
Accumulated other comprehensive income	11,700	74,358	63,230
Retained earnings	109,335	694,889	662,615
Total equity attributable to China Cord Blood Corporation	253,337	1,610,108	1,537,758
Non-controlling interests	886	5,632	5,455
Total equity	$ 254,223	¥ 1,615,740	¥ 1,543,213
Commitments and contingencies
Total liabilities and equity	$ 687,568	¥ 4,369,905	¥ 4,119,486